Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Payments	$ 716
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,780
Opening Fair value of plan assets at beginning of period	17,162
Closing Benefit obligation at end of period	14,208	$ 13,780
Closing fair value of plan assets at end of period	17,957	17,162
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	17,162	14,368
Interest income	812	818
Remeasurements: Return on plan assets (excluding interest income)	631	1,991
Change in foreign currency exchange rate	18	46
Contributions – Employer	31	29
Contributions – Plan participant	41	42
Payments	(716)	(675)
Business combinations/Disposals		561
Other	(22)	(18)
Closing fair value of plan assets at end of period	17,957	17,162
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,780	11,727
Current service costs	210	188
Past service costs	49
Interest expense	648	668
Remeasurements: Actuarial losses (gains) from demographic assumptions	7	(167)
Remeasurements: Actuarial losses (gains) from financial assumptions	142	1,337
Remeasurements: Actuarial losses (gains) from experience adjustments	28	2
Change in foreign currency exchange rate	19	37
Contributions – Plan participant	41	42
Payments	(716)	(675)
Business combinations/Disposals		621
Closing Benefit obligation at end of period	14,208	13,780
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	83
Closing Benefit obligation at end of period	84	83
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,697
Closing Benefit obligation at end of period	14,124	13,697
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions – Employer	95	91
Contributions – Plan participant	27	24
Payments	(122)	(115)
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,639	1,417
Current service costs	34	34
Past service costs		(6)
Interest expense	76	81
Remeasurements: Actuarial losses (gains) from demographic assumptions	15	(60)
Remeasurements: Actuarial losses (gains) from financial assumptions	8	132
Remeasurements: Actuarial losses (gains) from experience adjustments	5	8
Change in foreign currency exchange rate	1	3
Contributions – Plan participant	27	24
Payments	(122)	(115)
Business combinations/Disposals		121
Closing Benefit obligation at end of period	1,683	1,639
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,639
Closing Benefit obligation at end of period	$ 1,683	$ 1,639